Post-employment benefits for associates - Reconciliation of net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Past service costs and settlements	$ 0	$ (18)	$ (154)
Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at beginning of period	(270)	(315)
Current service cost	(20)	(24)
Net interest expense	(4)	(3)
Administrative expenses	(2)	(1)
Past service costs and settlements	3	18
Remeasurements	104	4
Currency translation effects	4	17
Employer contributions	19	23
Change in limitation on recognition of fund surplus	(1)	(3)
Net defined benefit liability at end of period	(167)	(270)	(315)
Other post-employment benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at beginning of period	(300)	(332)
Current service cost	(8)	(10)
Net interest expense	(8)	(7)
Administrative expenses	0	0
Past service costs and settlements	0	0
Remeasurements	81	36
Currency translation effects	0	0
Employer contributions	14	13
Change in limitation on recognition of fund surplus	0	0
Net defined benefit liability at end of period	(221)	(300)	$ (332)
Prepaid benefit cost | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at beginning of period	25
Net defined benefit liability at end of period	8	25
Prepaid benefit cost | Other post-employment benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at beginning of period	0
Net defined benefit liability at end of period	0	0
Accrued benefit liability | Pension plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at beginning of period	(295)
Net defined benefit liability at end of period	(175)	(295)
Accrued benefit liability | Other post-employment benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at beginning of period	(300)
Net defined benefit liability at end of period	$ (221)	$ (300)